Note 8 - Mortgage Servicing Rights - Key Data and Assumptions Used in Estimating Fair Value (Details)	12 Months Ended
Dec. 31, 2022
Prepayment speed	7.18%
Weighted-average life (in years) (Year)	8 years 11 months 23 days
Weighted-average note rate	4.34%
Weighted-average discount rate	9.00%